Parent Company Financial Information (Schedule Of Condensed Statements Of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividend income:
Other income	$ 64,231	$ 60,730	$ 117,659
Interest expense:
Short-term debt	4,736	3,172	4,765
Term borrowings	29,103	38,387	34,570
Total interest expense	88,825	82,685	81,531
Compensation, employee benefits and other expense	562,948	511,633	478,159
Income/(loss) before income taxes	345,321	108,254	318,231
Income tax benefit	106,810	10,941	84,185
Equity in undistributed net inome/(loss) of subsidiaries:
Net income/(loss) attributable to controlling interest	227,046	85,879	222,519
Parent Company [Member]
Dividend income:
Bank	250,000	325,000	180,000
Non-bank	1,361	1,150	446
Total dividend income	251,361	326,150	180,446
Interest income	0	0	2
Other income	(207)	5,884	6,265
Total Income	251,154	332,034	186,713
Interest expense:
Short-term debt	0	6	9
Term borrowings	14,238	23,579	23,808
Total interest expense	14,238	23,585	23,817
Compensation, employee benefits and other expense	38,926	36,388	30,400
Total expense	53,164	59,973	54,217
Income/(loss) before income taxes	197,990	272,061	132,496
Income tax benefit	(22,981)	(21,757)	(20,599)
Income/(loss) before equity in undistributed net income of subsidiaries	220,971	293,818	153,095
Equity in undistributed net inome/(loss) of subsidiaries:
Bank	9,508	(207,831)	68,836
Non-bank	(3,433)	(108)	588
Net income/(loss) attributable to controlling interest	$ 227,046	$ 85,879	$ 222,519